******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2019 - 06/30/2020
Stone Ridge Trust II


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-22870


Stone Ridge Trust II
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: (855)-609-3680



Date of fiscal year end: October 31, 2020



Date of reporting period: July 1, 2019 to June 30, 2020


Item 1. Proxy Voting Record.

============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============


FIRST AMERICAN FUNDS, INC.

Ticker:                      Security ID:  31846V328
Meeting Date: AUG 29, 2019   Meeting Type: Special
Record Date:  JUL 12, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Baumgardner     For       For          Management
1.2   Elect Director Mark E. Gaumond          For       For          Management
1.3   Elect Director Roger A. Gibson          For       For          Management
1.4   Elect Director Jennifer J. McPeek       For       For          Management
1.5   Elect Director C. David Myers           For       For          Management
1.6   Elect Director Richard K. Riederer      For       For          Management
1.7   Elect Director P. Kelly Tompkins        For       For          Management


--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS, INC.

Ticker:                      Security ID:  31846V336
Meeting Date: AUG 29, 2019   Meeting Type: Special
Record Date:  JUL 12, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David K. Baumgardner     For       For          Management
1.2   Elect Director Mark E. Gaumond          For       For          Management
1.3   Elect Director Roger A. Gibson          For       For          Management
1.4   Elect Director Jennifer J. McPeek       For       For          Management
1.5   Elect Director C. David Myers           For       For          Management
1.6   Elect Director Richard K. Riederer      For       For          Management
1.7   Elect Director P. Kelly Tompkins        For       For          Management




============ Stone Ridge Reinsurance Risk Premium Interval Sub Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title)* /s/ Ross Stevens
			  Ross Stevens, President, Chief Executive Officer and Principal Executive Officer


Date August 26, 2020


By (Signature and Title)* /s/ Anthony Zuco
                          Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer


Date August 27, 2020

* Print the name and title of each signing officer under his or her signature.